Blue Horizon BNE ETF
Schedule of Investments
July 31, 2021 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 98.7%
		Basic Materials - 23.1%
354		Air Products and Chemicals, Inc.	$103,025
662		Albemarle Corporation	136,398
799		Anglo American Platinum, Ltd.	104,727
111,000		China Molybdenum Company, Ltd. - H-Shares	81,130
870		Daqo New Energy Corporation - ADR (a)	51,547
1,273		Ecopro Company, Ltd.	79,684
5,200		Ganfeng Lithium Company, Ltd. - H-Shares	111,545
23,208		Glencore plc	104,401
110		LG Chem, Ltd.	80,522
375		Linde plc	115,271
4,591		Livent Corporation (a)	89,570
19,898		Lynas Rare Earths, Ltd. (a)	107,355
2,582		MMC Norilsk Nickel PJSC - ADR	89,234
111,464		Pilbara Minerals, Ltd. (a)	145,019
3,700		Showa Denko KK	105,522
2,092		Sociedad Quimica y Minera de Chile SA - ADR	99,370
340		Soulbrain Company, Ltd.	100,441
1,253		Southern Copper Corporation	82,247
1,668		Umicore SA	103,406
45,087		Western Areas, Ltd.	86,830
			1,977,244
		Communications - 3.2%
352		Alibaba Group Holding, Ltd. - ADR (a)	68,707
313		Baidu, Inc. - ADR (a)	51,335
530		Samsung SDI Company, Ltd. - GDR (a)	87,107
1,585		Uber Technologies, Inc. (a)	68,884
			276,033
		Consumer, Cyclical - 14.5%
626		Aptiv plc (a)	104,448
2,000		BYD Company, Ltd. - H-Shares	61,509
1,155		Daimler AG	103,104
1,400		Denso Corporation	95,443
24,000		Geely Automobile Holdings, Ltd.	80,142
3,175		Li Auto, Inc. - ADR (a)	106,013
1,718		NIO, Inc. - ADR (a)	76,760
1,459		QuantumScape Corporation (a)	33,426
116		Tesla, Inc. (a)	79,715
1,200		Toyota Motor Corporation	107,207
4,472		Velodyne Lidar, Inc. (a)	35,821
411		Volkswagen AG	136,462
2,272		XPeng, Inc. - ADR (a)	92,084
32,000		Yadea Group Holdings, Ltd.	54,931
14,812		Zaptec AS (a)	67,900
			1,234,965
		Energy - 17.9%
2,307		Array Technologies, Inc. (a)	31,237
3,100		Ballard Power Systems, Inc. (a)	50,127
1,796		Canadian Solar, Inc. (a)	72,289
517		Enphase Energy, Inc. (a)	98,023
1,023		First Solar, Inc. (a)	88,019
5,066		FuelCell Energy, Inc. (a)	32,068
12,188		ITM Power plc (a)	69,511
1,624		JinkoSolar Holding Company, Ltd. - ADR (a)	87,517
1,396		Landis+Gyr Group AG	110,133
29,379		NEL ASA (a)	56,149
1,202		NextEra Energy Partners LP	93,191
1,861		Plug Power, Inc. (a)	50,768
999		Renewable Energy Group, Inc. (a)	61,189
2,873		Scatec ASA	61,770
2,320		Siemens Gamesa Renewable Energy SA	64,650
349		SK Innovation Company, Ltd. (a)	76,763
294		SolarEdge Technologies, Inc. (a)	76,287
2,006		Sunnova Energy International, Inc. (a)	76,429
1,393		Sunrun, Inc. (a)	73,787
1,392		TPI Composites, Inc. (a)	54,483
2,208		Vestas Wind Systems AS	81,380
34,000		Xinyi Solar Holdings, Ltd.	68,252
			1,534,022
		Financial - 1.1%
1,663		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	94,459
		Industrial - 21.6%
3,170		ABB, Ltd.	115,880
880		Advanced Energy Industries, Inc.	91,300
757		AeroVironment, Inc. (a)	76,533
1,061		Alfen Beheer BV (a)	106,942
2,100		Blink Charging Company (a)	72,513
3,062		Bloom Energy Corporation - Class A (a)	66,752
940		Ecopro HN Company, Ltd. (a)	87,360
13,830		Hexagon Composites ASA (a)	51,376
1,279		Iljin Materials Company, Ltd.	89,399
930		Itron, Inc. (a)	91,717
31,500		Johnson Electric Holdings, Ltd.	73,853
1,316		L&F Company, Ltd.	122,762
500		Nidec Corporation	55,763
12,266		Quantafuel ASA (a)	46,760
614		Schneider Electric SE	102,878
595		Siemens AG	92,837
1,359		SMA Solar Technology AG	71,164
544		Stanley Black & Decker, Inc.	107,195
4,000		Techtronic Industries Company, Ltd.	71,495
392		Universal Display Corporation	91,920
12,246		WEG SA	85,175
39,800		Xinjiang Goldwind Science & Technology Company, Ltd. - H-Shares	74,569
			1,846,143
		Technology - 4.9%
3,087		Allegro MicroSystems, Inc. (a)	84,615
800		Cree, Inc. (a)	74,208
1,516		Intel Corporation	81,439
595		Microchip Technology, Inc.	85,156
2,344		ON Semiconductor Corporation (a)	91,557
			416,975
		Utilities - 12.4%
1,491		Ameresco, Inc. - Class A (a)	102,178
2,081		Avangrid, Inc.	108,503
2,071		Brookfield Renewable Partners LP	81,432
4,062		EDP Renovaveis SA	95,371
4,050		Encavis AG	74,103
9,428		Enel SpA	86,978
6,042		Engie SA	80,616
7,486		Iberdrola SA	90,190
4,578		Innergex Renewable Energy, Inc.	79,762
1,164		NextEra Energy, Inc.	90,676
2,454		Northland Power, Inc.	86,063
579		Orsted AS	85,970
			1,061,842
		TOTAL COMMON STOCKS (Cost $8,591,699)	8,441,683

		TOTAL SHORT-TERM INVESTMENTS - 1.3%
113,969		First American Government Obligations Fund - Class X, 0.03% (b)	113,969
		TOTAL SHORT-TERM INVESTMENTS (Cost $113,969)	113,969
		TOTAL INVESTMENTS - 100.0% (Cost $8,705,668)	8,555,652
		Other Assets in Excess of Liabilities - 0.0% (c)	408
		NET ASSETS - 100.0%	$8,556,060

		Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	GDR	Global Depositary Receipt.
	(a)	Non-income producing security.
	(b)	Rate shown is the annualized seven-day yield as of July 31, 2021.
	(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,296,664	$145,019	$-	$8,441,683
Short-Term Investments	113,969	-	-	113,969
Total Investments in Securities	$8,410,633	$145,019	$-	$8,555,652
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.